Summary of Investments - Other Than Investments in Affiliates	12 Months Ended
Dec. 31, 2011
Summary of Investments, Other than Investments in Related Parties [Abstract]
SUMMARY OF INVESTMENTS - OTHER THAN INVESTMENTS IN AFFILIATES
HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
SCHEDULE I
SUMMARY OF INVESTMENTS - OTHER THAN INVESTMENTS IN AFFILIATES
($ in millions)

	As of December 31, 2011
Type of Investment	Cost	Fair Value	Amount at which shown on Balance Sheet
Fixed maturities
Bonds and notes
U.S. government and government agencies and authorities (guaranteed and sponsored)	$5,687	$6,018	$6,018
States, municipalities and political subdivisions	1,504	1,557	1,557
Foreign governments	1,121	1,224	1,224
Public utilities	5,507	6,101	6,101
All other corporate bonds	22,577	24,128	24,128
All other mortgage-backed and asset-backed securities	9,840	8,750	8,750
Total fixed maturities, available-for-sale	46,236	47,778	47,778
Fixed maturities, at fair value using fair value option	1,476	1,317	1,317
Total fixed maturities	47,712	49,095	49,095
Equity securities
Common stocks
Industrial, miscellaneous and all other	285	294	294
Non-redeemable preferred stocks	158	104	104
Total equity securities, available-for-sale	443	398	398
Equity securities, trading	1,860	1,967	1,967
Total equity securities	2,303	2,365	2,365
Mortgage loans	4,182	4,382	4,182
Policy loans	1,952	2,099	1,952
Investments in partnerships and trusts	1,376	1,376	1,376
Futures, options and miscellaneous	1,110	1,974	1,974
Short-term investments	3,882	3,882	3,882
Total investments	$62,517	$65,173	$64,826